NOTES RECEIVABLE FROM PARTICIPANTS	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Debt [Line Items]
NOTES RECEIVABLE FROM PARTICIPANTS	NOTES RECEIVABLE FROM PARTICIPANTS
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of the lesser of $50,000 or 50% of their vested account balance. Loan terms range from one to five years with the exception of loans for the purchase of a primary residence which may have a longer term and participants can have no more than one loan outstanding at any given time. The loans are secured by the balance in the participant’s account and bear interest at rates commensurate with the prevailing interest rate charged on similar commercial loans by lending institutions as determined by the plan administrator. Loan payments, including interest due, are paid ratably through payroll deductions. As of December 31, 2025, participant loans bear interest rates of 3.75% to 9.00% and mature through January 2056. Delinquent loans are recorded as distributions based on the terms of the Plan document. Notes receivable from participants are measured at their unpaid principal balance plus any accrued, but unpaid interest. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses.